EQUITY - Calculation of warrants using Black-Scholes pricing model (Details)	Nov. 07, 2023 $ / shares
Risk-free rate of return
Measurement Inputs
Fair value of warrants	0.0437
Estimated volatility rate
Measurement Inputs
Fair value of warrants	0.5329
Dividend yield
Measurement Inputs
Fair value of warrants	0
Spot price of underling ordinary share
Measurement Inputs
Fair value of warrants	1,584
Exercise price
Measurement Inputs
Fair value of warrants	3,240
Fair value of warrant
Measurement Inputs
Fair value of warrants	926